PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025
Property, Plant, and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

Description	June 30, 2026	September 30, 2025
Tools, machinery, and equipment	$1,811	$1,811
Less – accumulated depreciation	(626)	(354)
Total property and equipment, net	$1,185	$1,457

Property and equipment consisted of the following:

Description	September 30, 2025	September 30, 2024
Tools, machinery, and equipment	$1,811	$1,352
Less – accumulated depreciation	(354)	(23)
Total property and equipment, net	$1,457	$1,329